Cash flow statement - Cash outflows/(inflows) arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 129	$ 705	$ 151
Borrowing of bank loans	(43)		(326)
Proceeds from Corporate Bond issue		(1,000)
Repayment of lease liabilities	50	55	52
Cash outflows/(inflows) from other	(1)		(4)
Dividends	330	327	327
Purchase of own shares	502
Proceeds from own Shares/issue of ordinary shares	(12)	(1)
Net cash used in financing activities	955	86	200
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	129	705	151
Borrowing of bank loans	(43)		(326)
Proceeds from Corporate Bond issue		(1,000)
Repayment of lease liabilities	50	55	52
Cash outflows/(inflows) from other	(1)		(4)
Net cash used in financing activities	135	(240)	(127)
Equity
Disclosure Of Cash Flow Statement [line items]
Dividends	330	327	327
Purchase of own shares	502
Proceeds from own Shares/issue of ordinary shares	(12)	(1)
Net cash used in financing activities	$ 820	$ 326	$ 327